Trade accounts and other accounts payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of trade accounts and other accounts payables [Abstract]
Trade payables	$ 3,684,220	$ 3,646,410	$ 3,800,407
Sundry creditors and expenses payable	479,223	448,679	288,582
Provisions	103,474	105,434	202,303
Statutory employee profit sharing	42,940	42,134	31,730
Retained payroll taxes and other local taxes	241,739	214,558	197,806
Direct employee benefits	171,784	76,721	72,898
Interest payable	16,904	11,160	3,306
Others	82	81	71
Trade and other current payables	$ 4,740,366	$ 4,545,177	$ 4,597,103